General and Administrative expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Depreciation (Note 9)	$ 81	$ 56
Directors’ fees	73	63
Office and general	230	118
Shareholder information	113	71
Professional fees	152	335
Salaries and benefits	673	509
Share based payments	980
Travel and accommodation	43	21
Total General and Administrative	$ 2,345	$ 1,173